UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)	(Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of June 30, 2008
	Shares	Market Value (Note 1)		Shares	Market Value (Note 1)

COMMON STOCKS - 89.76%			Telecommunications - 10.82%
			AT&T Inc.	121,000	$ 4,076,490
Aerospace / Defense - 4.82%			Verizon Communications, Inc.	126,500	4,478,100
The Boeing Corporation	58,000	$ 3,811,760			8,554,590

Chemicals - 5.15%			Total Common Stocks (Cost $86,873,027)		70,971,661
E.I. Du Pont de Nemours and Co.	95,000	4,074,550
			INVESTMENT COMPANY - 9.71%
Computers - 4.96%			§	Evergreen Institutional Money Market Fund, 2.54%
Hewlett-Packard Company	88,800	3,925,848	(Cost $7,681,757)	7,681,757	7,681,757

Diversified Financial Services - 14.11%			Total Investments (Cost $94,554,784) - 99.47%		$ 78,653,418
Citigroup Inc.	217,000	3,636,920	Other Assets Less Liabilities - 0.53%		418,182
JPMorgan Chase & Co.	102,866	3,529,333
The Goldman Sachs Group, Inc.	22,800	3,987,720	Net Assets - 100.00%		$ 79,071,600
		11,153,973
Food - 4.61%			*	Non-income producing investment.
Whole Foods Market, Inc.	154,000	3,648,260	§	Represents 7 day effective yield at June 30, 2008.

Healthcare - Services - 5.54%
Aetna Inc.	108,000	4,377,240
			Summary of Investments by Industry
Home Builders - 3.97%				% of Net Assets	Market
D.R. Horton, Inc.	289,000	3,135,650	Industry		Value
			Aerospace/Defense	4.82%	$ 3,811,760
Internet - 5.37%			Chemicals	5.15%	4,074,550
* Akamai Technologies, Inc.	122,100	4,247,859	Computers	4.96%	3,925,848
			Diversified Financial Services	14.11%	11,153,973
Miscellaneous Manufacturing - 4.54%			Food	4.61%	3,648,260
General Electric Company	134,500	3,589,805	Healthcare - Services	5.54%	4,377,240
			Home Builders	3.97%	3,135,650
Oil & Gas - 11.22%			Internet	5.37%	4,247,859
Exxon Mobil Corporation	55,000	4,847,150	Investment Company	9.71%	7,681,757
* Transocean Inc.	26,400	4,023,096	Miscellaneous Manufacturing	4.54%	3,589,805
		8,870,246	Oil & Gas	11.22%	8,870,246
Real Estate Investment Trust - 4.92%			Real Estate Investment Trust	4.92%	3,890,250
Host Hotels & Resorts, Inc.	285,000	3,890,250	Retail	4.56%	3,606,680
			Semiconductors	5.17%	4,084,950
Retail - 4.56%			Telecommunications	10.82%	8,554,590
The Home Depot, Inc.	154,000	3,606,680	Total	99.47%	$78,653,418

Semiconductors - 5.17%
* Lam Research Corporation	113,000	4,084,950
					(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of June 30, 2008

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs
Level 3: significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:

     Valuation Inputs          Investments In Securities

             Level 1                           $78,653,418

             Level 2                                      0

             Level 3                                      0

              Total                              $78,653,418

Aggregate gross unrealized appreciation	$ 2,834,591
Aggregate gross unrealized depreciation	(18,735,957)

Net unrealized depreciation	$ (15,901,366)

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2008
	Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 97.03%			Household Products/Wares - 2.38%
				Clorox Company	7,400	$ 386,280
Aerospace/Defense - 4.23%
Boeing Company	5,500	$ 361,460	Internet - 6.89%
Goodrich Corporation	6,800	322,728	*	Akamai Technologies, Inc.	13,000	452,270
		684,188	*	Google Inc.	700	371,649
Biotechnology - 2.71%			*	Yahoo! Inc.	14,100	291,306
* Amgen Inc.	9,300	438,588				1,115,225
			Leisure Time - 2.44%
Chemicals - 2.23%				Harley-Davidson, Inc.	10,900	395,234
E.I. Du Pont de Nemours & Co.	8,400	360,276
			Media - 4.88%
Computers - 4.81%				Time Warner Inc.	27,700	409,960
Hewlett-Packard Company	8,500	375,785		The Walt Disney Company	12,200	380,640
International Business Machines						790,600
Corporation	3,400	403,002	Miscellaneous Manufacturing - 3.83%
		778,787		3M Co.	4,900	340,991
Diversified Financial Services - 6.98%				General Electric Company	10,500	280,245
Citigroup Inc.	14,900	249,724				621,236
JPMorgan Chase & Co.	9,000	308,790	Oil & Gas - 5.08%
Lehman Brothers Holdings Inc.	8,600	170,366		Exxon Mobil Corporation	4,500	396,585
The Goldman Sachs Group, Inc.	2,300	402,270	*	Transocean Inc.	2,800	426,692
		1,131,150				823,277
Food - 11.13%			Pharmaceuticals - 4.12%
Campbell Soup Company	11,600	388,136		Merck & Co., Inc.	9,000	339,210
H.J. Heinz Company	8,500	406,725		Pfizer Inc.	18,800	328,436
Kellogg Company	7,400	355,348				667,646
McCormick & Company, Inc.	10,600	377,996	Real Estate Investment Trust - 2.11%
Whole Foods Market, Inc.	11,600	274,804		Host Hotels & Resorts Inc.	25,000	341,250
		1,803,009
Hand/Machine Tools - 1.95%			Retail - 10.96%
Black & Decker Corporation	5,500	316,305		Brinker International, Inc.	20,500	387,450
			*	Carmax Inc.	20,400	289,476
Healthcare - Products - 2.42%				Target Corporation	7,600	353,324
Johnson & Johnson	6,100	392,474		The Home Depot, Inc.	13,600	318,512
				Wal-Mart Stores, Inc.	7,600	427,120
Healthcare - Services - 2.00%						1,775,882
Aetna Inc.	8,000	324,240	Semiconductors - 4.82%
				Intel Corporation	18,300	393,084
Home Builders - 1.57%			*	Lam Research Corporation	10,700	386,805
D.R. Horton, Inc.	23,500	254,975				779,889
			Software - 2.55%
			*	Oracle Corporation	19,700	413,700
						(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2008
	Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)			Summary of Investments by Industry
			Industry	% of Net Assets	Market
Telecommunications - 6.94%					Value
AT&T Inc.	10,400	$ 350,376	Aerospace/Defense	4.23%	$ 684,188
Corning Inc.	16,500	380,325	Biotechnology	2.71%	438,588
Verizon Communications Inc.	11,100	392,940	Chemicals	2.23%	360,276
		1,123,641	Computers	4.81%	778,787
			Diversified Financial Services	6.98%	1,131,150
Total Common Stocks (Cost $16,379,777)		15,717,852	Food	11.13%	1,803,009
			Hand/Machine Tools	1.95%	316,305
INVESTMENT COMPANY - 5.20%			Healthcare - Products	2.42%	392,474
§	Evergreen Institutional Money Market Fund, 2.54%		Healthcare - Services	2.00%	324,240
(Cost $843,130)	843,130	843,130	Home Builders	1.57%	254,975
			Household Products/Wares	2.38%	386,280
Total Investments (Cost $17,222,907) - 102.23%		$ 16,560,982	Internet	6.89%	1,115,225
Liabilities In Excess Of Other Assets - (2.23)%		(361,475)	Leisure Time	2.44%	395,234
			Investment Company	5.20%	843,130
Net Assets - 100.00%		$ 16,199,507	Media	4.88%	790,600
			Miscellaneous Manufacturing	3.83%	621,236
*	Non-income producing investment.		Oil & Gas	5.08%	823,277
§	Represents 7 day effective yield at June 30, 2008.		Pharmaceuticals	4.12%	667,646
			Real Estate Investment Trust	2.11%	341,250
			Retail	10.96%	1,775,882
			Semiconductors	4.82%	779,889
Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:			Software	2.55%	413,700
			Telecommunications	6.94%	1,123,641
			Total	102.23%	$ 16,560,982

Aggregate gross unrealized appreciation		$ 1,531,591
Aggregate gross unrealized depreciation		(2,193,516)

Net unrealized depreciation		$ (661,925)

					(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2008

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs
Level 3: significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:

         Valuation Inputs         Investments In Securities

                Level 1                              $16,560,982

                Level 2                                         0

                Level 3                                         0

                 Total                                $16,560,982

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)
/s/ Mark A. Hillman

Mark A. Hillman, Trustee, President, and Principal Executive Officer

Date: August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)
/s/ Mark A. Hillman

Mark A. Hillman, Trustee, President, and Principal Executive Officer

Hillman Capital Management Investment Trust

Date: August 20, 2008

By: (Signature and Title)
/s/ John D. Marriott, Jr.

John D. Marriott, Jr., Treasurer and Principal

Financial Officer

Hillman Capital Management Investment Trust

Date: August 26, 2008